Investment Strategy - Putnam VT Sustainable Leaders Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in equity securities (growth or value stocks or both) of large and midsize companies that the Investment Manager, as defined below, believes have favorable investment potential, although the Investment Manager anticipates that the fund will invest to a greater extent in large companies than in midsize companies. The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. The Investment Manager considers a company to be located in the United States if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States. Equity securities include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors.
The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States.